ACQUISITIONS - Narrative (Details) $ in Thousands						1 Months Ended	12 Months Ended
	Jun. 22, 2022 shares	Feb. 18, 2022 USD ($) shares	Aug. 31, 2021 USD ($) corporation note subsidiary entity shares	Apr. 08, 2021 USD ($) shares	Oct. 23, 2017 shares	Jan. 31, 2020 USD ($) shares	Dec. 31, 2022 USD ($) note shares	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Payments to acquire business							$ 69,584	$ 371,314
Proceeds from lines of credit							25,000	0
Notes payable							$ 220,176	$ 63,637
Director
Business Acquisition [Line Items]
Number of promissory notes | note			2				2
Notes payable			$ 2,821
Credit Agreement
Business Acquisition [Line Items]
Proceeds from lines of credit			$ 261,000
Public Stock Offering
Business Acquisition [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares			5,053,029	1,048,998	145,500	1,170,000
Sale of stock, consideration received			$ 154,443	$ 36,797		$ 10,780
Public Stock Offering | Director
Business Acquisition [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares			13,636
RideNow
Business Acquisition [Line Items]
Number of subsidiaries created | subsidiary			5
Number of surviving corporations from acquisition | corporation			5
Percentage of voting interests acquired			100.00%
Number of entities acquired | entity			21
Payments to acquire business			$ 400,400
Business acquisition, number of shares issued to acquire business (in shares) | shares			5,833,333
Consideration transferred, equity interest issued and issuable			$ 200,958
Acquiree transaction expenses paid by the Company at closing			1,793
Elimination of preexisting payable from RideNow to RumbleOn			1,734
Business acquisition, goodwill, expected tax deductible amount			130,385
Business combination, consideration transferred			$ 604,885
RideNow | Merged RideNow Entities
Business Acquisition [Line Items]
Percentage of voting interests acquired			30.00%
RideNow | Acquired RideNow Entities
Business Acquisition [Line Items]
Percentage of voting interests acquired			70.00%
Freedom Transaction
Business Acquisition [Line Items]
Percentage of voting interests acquired		100.00%
Payments to acquire business		$ 70,569
Business acquisition, number of shares issued to acquire business (in shares) | shares		1,048,718					1,048,718
Consideration transferred, equity interest issued and issuable		$ 26,511
Acquiree transaction expenses paid by the Company at closing		157
Business acquisition, goodwill, expected tax deductible amount							$ 30,018
Business combination, consideration transferred		97,237
Shares returned related to business acquisition (in shares) | shares	2,446
Mortgage notes and notes payable assumed		31,502
Revenue							203,994
Earnings							23,016
Acquisition costs							$ 1,263
Freedom Transaction | Delayed Draw Term Loan Facility | Line of Credit
Business Acquisition [Line Items]
Payments to acquire business		12,013
Proceeds from lines of credit		$ 84,500